SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2011
SEGMENT INFORMATION
SEGMENT INFORMATION

3. SEGMENT INFORMATION

    AIG reports the results of its operations through three reportable segments: Chartis, SunAmerica Financial Group (SunAmerica) and Aircraft Leasing. AIG evaluates performance based on pre-tax income (loss), excluding results from discontinued operations and net (gains) losses on sales of divested businesses, because AIG believes this provides more meaningful information on how its operations are performing.

  •
  In order to align financial reporting with changes made during 2011 and 2012 to the manner in which AIG's chief operating decision makers review the businesses to assess performance and make decisions about resources to be allocated, the following changes were made to AIG's segment information:

  •
  During the third quarter of 2011, Chartis completed the previously-announced reorganization of its operations and now presents its financial information in two operating segments — Commercial Insurance and Consumer Insurance, as well as a Chartis Other operations category. Prior to the third quarter of 2011, Chartis presented its financial information in two operating segments, Chartis U.S. and Chartis International.

  •
  Aircraft Leasing is now presented as a standalone reportable segment. It was previously reported as a component of the Financial Services reportable segment.

  •
  The derivatives portfolio of AIGFP, previously reported as Capital Markets, a component of the Financial Services reportable segment, is now reported with AIG Markets, Inc. (AIG Markets) as Global Capital Markets in AIG's Other operations.

  •
  Chartis financial information has been revised to reflect the classification of certain Chartis products from the Commercial Insurance operating segment to the Consumer Insurance operating segment. This change aligns the financial reporting with the changes made during 2012 to the manner in which AIG's chief operating decision makers review the Chartis segment in order to assess performance and make decisions about resources to be allocated. These revisions did not affect the total Chartis reportable segment results previously reported.

    Prior periods have been revised to conform to the current period presentation for the above segment changes.

    The reportable segments and their respective operations are as follows:

    Chartis:    AIG's property and casualty operations are conducted through multiple-line companies writing substantially all commercial and consumer lines both domestically and abroad. Chartis offers its products through a diverse, multi-channel distribution network that includes agents, wholesalers, global and local brokers, and direct-to-consumer platforms. Beginning in the third quarter of 2010, Chartis includes the results of Fuji Fire & Marine Insurance Company Limited (Fuji), which writes primarily consumer lines in Japan. See Note 5 herein.

    SunAmerica:    SunAmerica offers a comprehensive suite of products and services to individuals and groups, including term life insurance, universal life insurance, accident and health (A&H) insurance, fixed and variable deferred annuities, fixed payout annuities, mutual funds and financial planning. SunAmerica offers its products and services through a diverse, multi-channel distribution network that includes banks, national, regional and independent broker-dealers, affiliated financial advisors, independent marketing organizations, independent and career insurance agents, structured settlement brokers, benefit consultants and direct-to-consumer platforms.

    The SunAmerica segment is presented as two operating segments — Domestic Life Insurance, which focuses on mortality and morbidity based protection products, and Domestic Retirement Services, which focuses on investment, retirement savings and income solutions.

    Aircraft Leasing:    AIG's commercial aircraft leasing business is conducted through ILFC.

    Other Operations:    AIG's Other operations include results from:

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  Mortgage Guaranty operations;

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  Global Capital Markets operations;

  •
  Direct Investment book results;

  •
  Retained Interests, which represents the fair value gains or losses on the AIA ordinary shares retained following the AIA initial public offering, the retained interest in ML III, and, prior to their sale on March 8, 2011, the MetLife securities that were received as consideration from the sale of ALICO;

  •
  Corporate & Other operations (after allocations to AIG's business segments); and

  •
  Divested businesses that did not qualify for discontinued operations accounting.

    Year-end identifiable assets presented in the following tables include assets of businesses held for sale at December 31, 2010 and 2009.

The following table presents AIG's operations by reportable segment:

	Reportable Segments
						Consolidation and Eliminations
(in millions)	Chartis	SunAmerica	Aircraft Leasing	Other Operations	Total		Consolidated

2011
Total revenues	$40,722	$15,315	$4,457	$4,079	$64,573	$(316)	$64,257
Other-than-temporary impairment charges(a)	274	977	-	29	1,280	-	1,280
Net (gain) loss on sale of properties and divested businesses	-	-	-	74	74	-	74
Interest expense(b)	7	-	1,427	2,490	3,924	(53)	3,871
Depreciation and amortization	4,700	691	1,948	33	7,372	-	7,372
Pre-tax income (loss) from continuing operations	1,820	2,956	(1,005)	(4,703)	(932)	31	(901)
Capital expenditures	234	75	604	655	1,568	-	1,568
Year-end identifiable assets	176,894	267,500	39,038	185,989	669,421	(117,061)	552,360

2010
Total revenues	$37,207	$14,747	$4,718	$21,405	$78,077	$(540)	$77,537
Other-than-temporary impairment charges(a)	577	1,958	-	504	3,039	-	3,039
Net (gain) loss on sale of properties and divested businesses	(669)	-	-	(18,897)	(19,566)	-	(19,566)
Interest expense(b)	1	-	1,397	6,881	8,279	(298)	7,981
Depreciation and amortization	4,422	622	2,035	933	8,012	-	8,012
Pre-tax income (loss) from continuing operations	(93)	2,701	(729)	17,611	19,490	176	19,666
Capital expenditures	213	57	266	620	1,156	-	1,156
Year-end identifiable assets	169,635	258,659	43,158	312,697	784,149	(108,576)	675,573

2009
Total revenues	$35,023	$11,366	$4,992	$25,264	$76,645	$(1,198)	$75,447
Other-than-temporary impairment charges(a)	903	3,821	-	1,972	6,696	-	6,696
Net (gain) loss on sale of properties and divested businesses	-	-	-	1,271	1,271	-	1,271
Interest expense(b)	-	-	1,222	13,305	14,527	(169)	14,358
Depreciation and amortization	4,694	784	2,022	1,712	9,212	-	9,212
Pre-tax income (loss) from continuing operations	35	(1,121)	1,385	(14,257)	(13,958)	(484)	(14,442)
Capital expenditures	191	52	2,587	875	3,705	-	3,705
Year-end identifiable assets	151,685	243,042	45,992	489,631	930,350	(92,004)	838,346

(a)
Included in Total revenues presented above.

(b)
Interest expense for Other operations in 2010 and 2009 includes amortization of prepaid commitment fee asset of $3.5 billion and $8.4 billion, respectively.

The following table presents Chartis operations by operating segment:

(in millions)	Commercial Insurance	Consumer Insurance	Other	Total Chartis

2011
Total revenues	$25,113	$14,109	$1,500	$40,722
Claims and claims adjustment expenses incurred	18,850	8,900	199	27,949
Underwriting expenses	5,349	5,253	268	10,870
Pre-tax income (loss) from continuing operations	914	(44)	950	1,820

2010
Total revenues	$24,500	$11,580	$1,127	$37,207
Net (gain) loss on sale of properties and divested businesses	-	-	(669)	(669)
Claims and claims adjustment expenses incurred	18,942	6,745	2,180	27,867
Underwriting expenses	5,261	4,650	191	10,102
Pre-tax income (loss) from continuing operations	297	185	(575)	(93)

2009
Total revenues	$26,633	$9,762	$(1,372)	$35,023
Claims and claims adjustment expenses incurred	18,851	5,384	1,127	25,362
Underwriting expenses	5,251	4,226	149	9,626
Pre-tax income (loss) from continuing operations	2,531	152	(2,648)	35

    Chartis manages its assets on an aggregate basis and does not allocate its assets, other than goodwill, between its operating segments. Investment income is allocated to the Commercial Insurance and Consumer Insurance segments based upon an internal capital model. The model estimates investable funds based upon the loss reserves, unearned premiums and a capital allocation for each operating segment. The investment income is calculated based on the estimated investable funds and the duration of the liabilities. Any difference between the calculated investment income and the actual investment income is included in Chartis Other.

The following table presents SunAmerica operations by operating segment:

(in millions)	Domestic Life Insurance	Domestic Retirement Services	Total Operating Segments	Consolidation and Eliminations	Total SunAmerica

2011
Total revenues:
Insurance-oriented products	$5,813	$-	$5,813	$-	$5,813
Retirement savings products	2,469	6,006	8,475	-	8,475
Asset management revenues	-	1,027	1,027	-	1,027

Total revenues	8,282	7,033	15,315	-	15,315

Depreciation and amortization	301	390	691	-	691
Pre-tax income from continuing operations	1,387	1,569	2,956	-	2,956
Capital expenditures	42	33	75	-	75
Year-end identifiable assets	109,620	177,377	286,997	(19,497)	267,500

2010
Total revenues:
Insurance-oriented products	$5,992	$-	$5,992	$-	$5,992
Retirement savings products	2,335	6,150	8,485	-	8,485
Asset management revenues	7	263	270	-	270

Total revenues	8,334	6,413	14,747	-	14,747

Depreciation and amortization	433	189	622	-	622
Pre-tax income from continuing operations	1,441	1,260	2,701	-	2,701
Capital expenditures	28	29	57	-	57
Year-end identifiable assets	104,404	174,643	279,047	(20,388)	258,659

2009
Total revenues:
Insurance-oriented products	$5,349	$-	$5,349	$-	$5,349
Retirement savings products	1,993	3,611	5,604	-	5,604
Asset management revenues	17	396	413	-	413

Total revenues	7,359	4,007	11,366	-	11,366

Depreciation and amortization	361	423	784	-	784
Pre-tax income (loss) from continuing operations	616	(1,737)	(1,121)	-	(1,121)
Capital expenditures	17	35	52	-	52
Year-end identifiable assets	99,257	164,214	263,471	(20,429)	243,042

    AIG's Aircraft Leasing operations consist of a single operating segment.

    AIG Global Real Estate Investment Corp. and Institutional Asset Management, previously reported as components of the Direct Investment book and Asset Management operations, respectively, are now reported in Corporate & Other.

The following table presents the components of AIG's Other operations:

(in millions)	Mortgage Guaranty	Global Capital Markets	Direct Investment Book	Retained Interests	Corporate & Other	Divested Businesses	Consolidation and Eliminations	Total Other Operations

2011
Total revenues	$944	$266	$1,004	$486	$1,415	$-	$(36)	$4,079
Net (gain) loss on sale of properties and divested businesses	-	-	-	-	74	-	-	74
Interest expense	-	-	367	-	2,143	-	(20)	2,490
Depreciation and amortization	44	-	(218)	-	207	-	-	33
Pre-tax income (loss) from continuing operations	(77)	(7)	622	486	(5,727)	-	-	(4,703)
Capital expenditures	37	-	-	-	618	-	-	655
Year-end identifiable assets	5,393	12,619	31,162	15,086	98,999	-	22,730	185,989

2010
Total revenues	$1,168	$532	$1,499	$1,819	$2,631	$13,811	$(55)	$21,405
Net (gain) loss on sale of properties and divested businesses	-	-	-	-	(18,897)	-	-	(18,897)
Interest expense	-	3	382	-	6,551	4	(59)	6,881
Depreciation and amortization	43	4	(317)	-	342	861	-	933
Pre-tax income (loss) from continuing operations	397	193	1,242	1,819	11,436	2,435	89	17,611
Capital expenditures	10	-	-	-	503	107	-	620
Year-end identifiable assets	6,056	31,038	29,291	23,939	91,155	107,578	23,640	312,697

2009
Total revenues	$1,183	$1,109	$1,950	$419	$3,058	$18,481	$(936)	$25,264
Net (gain) loss on sale of properties and divested businesses	-	-	-	-	1,271	-	-	1,271
Interest expense	-	3	425	-	13,267	19	(409)	13,305
Depreciation and amortization	72	13	(162)	-	615	1,174	-	1,712
Pre-tax income (loss) from continuing operations	(1,686)	603	1,506	419	(16,831)	2,093	(361)	(14,257)
Capital expenditures	5	-	-	-	652	218	-	875
Year-end identifiable assets	7,766	34,047	31,948	4,519	84,657	326,755	(61)	489,631

The following table presents AIG's operations and long-lived assets by major geographic area:

	Geographic Area
(in millions)	United States	Asia	Other Foreign	Consolidated

2011
Total revenues(a)	$40,234	$8,119	$15,904	$64,257
Real estate and other fixed assets, net of accumulated depreciation	1,330	591	386	2,307
Flight equipment primarily under operating leases, net of accumulated depreciation(b)	35,539	-	-	35,539

2010
Total revenues(a)	$40,993	$20,411	$16,133	$77,537
Real estate and other fixed assets, net of accumulated depreciation	1,896	557	392	2,845
Flight equipment primarily under operating leases, net of accumulated depreciation(b)	38,510	-	-	38,510

2009
Total revenues(a)	$34,986	$23,183	$17,278	$75,447
Real estate and other fixed assets, net of accumulated depreciation	2,328	1,189	625	4,142
Flight equipment primarily under operating leases, net of accumulated depreciation(b)	44,091	-	-	44,091

(a)
Revenues are generally reported according to the geographic location of the reporting unit.

(b)
ILFC derives more than 94 percent of its lease revenue from non-U.S. carriers.